Other Long-Term Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of other long-term liabilities

	2020	2019
Asset retirement obligations	$5,861	$5,771
Lease liabilities (note 8) (1)	1,690	1,809
Share-based compensation	160	297
Risk management (note 19)	160	112
Deferred purchase consideration (2)	72	95
Other (3)	343	98
	8,286	8,182
Less: current portion	722	819
	$7,564	$7,363
(1)The acquisition of Painted Pony in 2020 included lease liabilities of $93 million (note 7).
(2)Relates to the acquisition of the Joslyn oil sands project in 2018, payable in annual installments of $25 million over the next three years.
(3)The acquisition of Painted Pony in 2020 included product transportation and processing obligations valued at $268 million (note 7).
Summary of asset retirement obligations	Reconciliations of the discounted asset retirement obligations were as follows:

	2020	2019	2018
Balance – beginning of year	$5,771	$3,886	$4,327
Liabilities incurred	5	15	19
Liabilities acquired, net	13	198	6
Liabilities settled	(249)	(296)	(290)
Asset retirement obligation accretion	205	190	186
Revision of cost and timing estimates	(134)	412	(111)
Change in discount rates	253	1,412	(334)
Foreign exchange adjustments	(3)	(46)	83
Balance – end of year	5,861	5,771	3,886
Less: current portion	184	208	186
	$5,677	$5,563	$3,700
Segmented Asset Retirement Obligations

	2020	2019
Exploration and Production
North America	$2,899	$2,792
North Sea	787	816
Offshore Africa	174	161
Oil Sands Mining and Upgrading	1,999	2,000
Midstream and Refining	2	2
	$5,861	$5,771

Summary of share-based compensation liability	The current portion of the liability represents the maximum amount of the liability payable within the next twelve month period if all vested stock options and PSUs are settled in cash.

	2020	2019	2018
Balance – beginning of year	$297	$124	$414
Share-based compensation (recovery) expense	(82)	223	(146)
Cash payment for stock options surrendered and PSUs vested	(39)	(2)	(5)
Transferred to common shares	(21)	(53)	(120)
Charged to (recovered from) Oil Sands Mining and Upgrading, net	5	5	(19)
Balance – end of year	160	297	124
Less: current portion	119	227	92
	$41	$70	$32

Disclosure of weighted average assumptions used
The fair value of stock options outstanding was estimated using the Black-Scholes valuation model with the following weighted average assumptions:

	2020	2019	2018
Fair value	$3.47	$7.88	$3.33
Share price	$30.59	$42.00	$32.94
Expected volatility	39.8%	26.7%	27.4%
Expected dividend yield	5.6%	3.6%	4.1%
Risk free interest rate	0.3%	1.7%	1.9%
Expected forfeiture rate	4.3%	4.3%	4.2%
Expected stock option life (1)	4.3 years	4.4 years	4.4 years
(1)At original time of grant.